SUPPLEMENT DATED OCTOBER 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

                            FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 2




THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective October 1, 2003, the Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund has added J.P. Morgan Investment Management Inc. as a sub-adviser.